Nuance Concentrated Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Consumer Discretionary - 1.2%
NIKE, Inc. - Class B	11,914	$ 496,933

Consumer Staples - 38.1% (a)
Beiersdorf AG - ADR	263,809	4,909,485
Clorox Co.	45,705	4,366,199
Henkel AG & Co. KGaA - ADR	98,334	2,016,339
Kenvue, Inc.	104,154	2,003,923
Kimberly-Clark Corp.	20,191	2,207,078
Mission Produce, Inc. (b)	41,125	518,586
		16,021,610

Financials - 1.2%
Everest Group Ltd.	1,374	514,082

Health Care - 24.7%
Becton Dickinson & Co.	3,809	630,847
Bio-Techne Corp.	14,435	1,040,619
Danaher Corp.	3,678	717,137
Henry Schein, Inc. (b)	7,203	617,657
QIAGEN NV	112,304	4,649,386
Quest Diagnostics, Inc.	998	232,544
Solventum Corp. (b)	14,857	1,269,382
Thermo Fisher Scientific, Inc.	1,758	1,009,619
Waters Corp. (b)	559	210,915
		10,378,106

Industrials - 7.0%
CNH Industrial NV	29,919	306,670
Lindsay Corp.	10,266	1,137,678
Marten Transport Ltd.	28,335	419,075
Spirax Group PLC - ADR	15,670	751,846
Werner Enterprises, Inc.	8,729	326,639
		2,941,908

Information Technology - 2.5%
Accenture - Class A	6,221	1,032,188

Materials - 2.5%
AptarGroup, Inc.	7,961	1,066,456

Utilities - 12.9%
Avista Corp.	14,807	598,943
California Water Service Group	48,092	2,409,890
Middlesex Water Co.	5,985	342,940
Portland General Electric Co.	16,711	824,354
Severn Trent PLC - ADR	15,144	625,599
United Utilities Group PLC - ADR	17,417	649,132
		5,450,858
TOTAL COMMON STOCKS (Cost $34,862,164)		37,902,141

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value

Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.	5,990		308,185
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $276,304)			308,185

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (c)	3,648,293		3,648,293
TOTAL MONEY MARKET FUNDS (Cost $3,648,293)			3,648,293

TOTAL INVESTMENTS - 99.5% (Cost $38,786,761)			41,858,619
Other Assets in Excess of Liabilities - 0.5%		0.00542	228,211
TOTAL NET ASSETS - 100.0%			$ 42,086,830

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft
NV - Naamloze Vennootschap
PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Nuance Concentrated Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 37,902,141	$ –	$ –	$ 37,902,141
Real Estate Investment Trusts	308,185	–	–	308,185
Money Market Funds	3,648,293	–	–	3,648,293
Total Investments	$ 41,858,619	$ –	$ –	$ 41,858,619

Refer to the Schedule of Investments for further disaggregation of investment categories.